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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549


                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000

                 Check here if Amendment [ ]: Amendment Number:

                        This Amendment (Check only one.):

                         [ ] is a restatement.
                         [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas D. Stern
Title:    Director
Phone:    (212) 421-9760

Signature, Place, and Date of Signing:

   /s/  Thomas D. Stern

New York, New York
August 3, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F Summary Page

                                 Report Summary:



Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:   $2,611,059  (thousands)

List of Other Included Managers:    NONE
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                           FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2         COLUMN 3         COLUMN 4                   COLUMN 5
             --------                 --------         --------         --------     -------------------------------------
          NAME OF ISSUER           TITLE OF CLASS       CUSIP            VALUE       SHARES OR         SH/PRN     PUT/CALL
                                                                        (X$1000)     PRINCIPAL AMT
--------------------------------------------------------------------------------------------------------------------------
SHAW
COMMUNICATIONS INC                      CL B         82028K 20 0        694,778      28,142,924          SH

ALBERTA ENERGY LTD                       COM         012873 10 5        622,994      15,382,573          SH

GENERAL DYNAMICS
CORP                                     COM         369550 10 8        282,903       5,414,413          SH

AT&T CORP.                               COM         001957 10 9        252,678       7,942,720          SH

JONES APPAREL GROUP
INC                                      COM         480074 10 3        224,097       9,536,060          SH

YANKEE CANDLE INC                        COM         984757 10 4        159,431       7,372,534          SH

BLYTH INC                                COM         09643P 10 8        132,395       4,487,978          SH

CORUS ENTERTAINMENT
INC                                      COM         220874 10 1        104,524       3,853,413          SH

US BANCORP DEL                           COM         902973 10 6         89,511       4,649,938          SH

MEDIAONE GROUP INC*                      COM         58440J 10 4         25,796         387,950          SH

FEDERAL HOME LN
MTG CORP                                 COM         313400 30 1         21,952         542,031          SH

COLUMN TOTALS                                                         2,611,059

GRAND TOTAL                                                           2,611,059

                                                                                COLUMN 8
             COLUMN 1                   COLUMN 6     COLUMN 7     -----------------------------------
             --------                   --------     --------               VOTING AUTHORITY
          NAME OF ISSUER               INVESTMENT      OTHER      -----------------------------------
                                       DISCRETION    MANAGERS        SOLE           SHARED       NONE
-----------------------------------------------------------------------------------------------------
SHAW
COMMUNICATIONS INC                        SOLE                     28,142,924

ALBERTA ENERGY LTD                        SOLE                     15,382,573

GENERAL DYNAMICS
CORP                                      SOLE                      5,414,413

AT&T CORP.                                SOLE                      7,942,720

JONES APPAREL GROUP
INC                                       SOLE                      9,536,060

YANKEE CANDLE INC                         SOLE                      7,372,534

BLYTH INC                                 SOLE                      4,487,978

CORUS ENTERTAINMENT
INC                                       SOLE                      3,853,413

US BANCORP DEL                            SOLE                      4,649,938

MEDIAONE GROUP INC*                       SOLE                        387,950

FEDERAL HOME LN
MTG CORP                                  SOLE                        542,031

* As of 6/30/00 each share of MediaOne Group, Inc. was convertible into .95 shares of AT&T Corp. common stock plus $36.27 cash.

The market value reflected in Column 4 represents the converted value of 387,950 shares of MediaOne Group, Inc. common stock.